Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based compensation
Schedule of the Group's share-based compensation expense

	For the Year Ended December 31
	2020	2021	2022
	RMB	RMB	RMB

Operations and support	80,139	193,552	143,588
Sales and marketing	210,513	326,332	264,572
Research and development	777,888	2,258,705	1,183,306
General and administrative	2,344,752	21,875,994	1,832,583
Total share-based compensation expenses	3,413,292	24,654,583	3,424,049
Investment income (loss), net*	—	178,506	47,421
Total share-based compensation	3,413,292	24,833,089	3,471,470

*     The Company granted share-based awards under the 2017 Plan and 2021 Plan (as defined below) to the employees of an equity investee with no increase in the relative ownership percentage of the investee and no proportionate funding by other investors. Accordingly, the Company recognized the entire cost of the share-based awards as incurred, amounting to RMB178,506 and RMB47,421 in investment income (loss), net in the consolidated statements of comprehensive loss for the years ended December 31, 2021 and 2022.

Schedule of activities of the share options

			Weighted
		Weighted	Average		Weighted
		Average	Remaining	Aggregate	Average
	Number of	Exercise	Contractual	Intrinsic	Grant Date
	Options	Price	Life	Value	Fair Value
		US$	In Years	US$	US$
Outstanding as of January 1, 2020	58,401,190	5.45	4.54	2,010,425	27.59
Granted	12,981,876	0.62			38.30
Modification	5,625,445	11.80			28.45
Exercise of share options with shares issued to trusts	(13,379,655)	11.80		405,191	28.45
Exercise of share options	(12,526,172)	11.80		379,344	28.45
Forfeited/cancelled	(4,304,441)	5.86			34.20
Outstanding as of December 31, 2020	46,798,243	6.04	3.74	1,686,640	26.16
Granted	88,434,809	0.0001823			47.47
Modification	(331,725)	0.0001823			47.71
Exercise of share options with shares issued to trusts	(68,616,887)	0.0001823		1,366,836	47.71
Exercise of share options	(9,640,697)	0.0001823		192,041	47.71
Forfeited/cancelled	(4,067,894)	2.44			41.29
Outstanding as of December 31, 2021	52,575,849	4.90	3.40	789,898	30.18
Granted	18,459,565	0.0001823			11.80
Exercise of share options	(2,749,909)	0.42		33,819	24.22
Forfeited/cancelled	(4,552,050)	1.00			36.86
Outstanding as of December 31, 2022	63,733,455	3.94	6.39	559,325	24.62
Exercisable as of December 31, 2022	34,881,339	7.03	4.47	198,497	24.94
Vested and Expected to Vest as of December 31,2022	56,489,339	4.45	6.06	467,150	25.13

Schedule of assumptions to determine fair value of the share based awards

	For the Year Ended December 31
	2020	2021	2022
Fair value of ordinary shares (US$)	37.65 ‑ 42.08	30.32 – 65.60	7.34-19.92
Expected volatility	31.0% ‑ 34.8%	33.6% - 37.8%	35.27%-40.34%
Risk‑free interest rate (per annum)	1.16% ‑ 1.69%	0.94% - 1.26%	1.52%-3.83%
Expected dividend yield	0%	0%	0%
Expected term (in years)	7	7	10

Schedule of activities of restricted shares and RSUs

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Grant Date	Contractual
	Shares	Fair Value	Life
		US$	In Years
Unvested at January 1, 2020	7,726,671	36.64	4.82
Granted	1,249,178	38.74
Vested	(1,802,889)	39.14
Exercise of share options with shares issued to trusts	13,379,655	39.87
Forfeited/cancelled	(1,790,178)	39.05
Unvested at December 31, 2020	18,762,437	38.60	4.60
Granted	3,137,540	48.47
Vested	(64,990,673)	45.36
Exercise of share options with shares issued to trusts	68,616,887	47.71
Forfeited/cancelled	(2,248,496)	48.40
Unvested at December 31, 2021	23,277,695	41.21	5.28
Granted	1,714,158	12.47
Vested	(7,947,817)	34.14
Forfeited/cancelled	(2,446,370)	40.84
Unvested at December 31, 2022	14,597,666	40.97	7.47
Expected to vest at December 31, 2022	11,686,346	41.52	7.54